SUPPLEMENT dated April 22, 2008

To the PROSPECTUS of

Mellon Institutional Group of Equity Funds:

The Boston Company Large Cap Core Fund

The Boston Company Small Cap Value Fund

The Boston Company Small Cap Value Fund II

The Boston Company Small Cap Growth Fund

The Boston Company Small/Mid Cap Growth Fund

The Boston Company Small Cap Tax-Sensitive Equity Fund

The Boston Company Emerging Markets Core Equity Fund

The Boston Company International Core Equity Fund

The Boston Company International Small Cap Fund

Dated February 1, 2008

Effective May 1, 2008, Sylvia Han will become a co-portfolio manager of The Boston Company Emerging Markets Core Equity Fund (“Emerging Markets Core Equity Fund”) and Mark A. Bogar will become a co-portfolio manager of The Boston Company International Small Cap Fund (the “International Small Cap Fund”). William S. Patzer will remain as a co-portfolio manager of each fund.

Therefore, the following replaces the information on page 22 under “The Investment Adviser – Fund managers” with respect to each fund.

Funds	Fund managers	Positions during past five years
Emerging Markets Core Equity Fund	William S. Patzer, CFA Sylvia Han, CFA

Senior Vice President, William is the lead portfolio manager for our Global Core Equity and International Core Equity strategies. In that role, he oversees the firm’s EAFE, Emerging and Global Small Cap suite of strategies. William also acts as an Equity Research Analyst for non-U.S. healthcare stocks. Prior to November 2005, William served as a Senior Analyst with Goldman Sachs Asset Management covering the industrials, energy and materials sectors. Before joining Goldman Sachs, William was a Co-Manager for the Global Value Fund and a Senior Fund Analyst at Merrill Lynch Investment Managers.

Vice President, Sylvia is a portfolio manager and Equity Research Analyst on our International Core Equity Team. Sylvia is also responsible for covering the industrials sector and providing enhancements to the quantitative stock selection models. Prior December 2007, Sylvia was an Equity Portfolio manager and Research Analyst at Bain Capital, where she was responsible for a global equity market neutral strategy. Before joining Bain Capital, Sylvia was an Analyst and Portfolio Manager for Wellington Management where she focused on quantitative stock selection model development and non-US portfolio management.

International Small Cap Fund	William S. Patzer, CFA Mark A. Bogar, CFA

Senior Vice President, William is the lead portfolio manager for our Global Core Equity and International Core Equity strategies. In that role, he oversees the firm’s EAFE, Emerging and Global Small Cap suite of strategies. William also acts as an Equity Research Analyst for non-U.S. healthcare stocks. Prior to November 2005, William served as a Senior Analyst with Goldman Sachs Asset Management covering the industrials, energy and materials sectors. Before joining Goldman Sachs, William was a Co-Manager for the Global Value Fund and a Senior Fund Analyst at Merrill Lynch Investment Managers.

Vice President, Mark is a portfolio manager and Senior Equity Research Analyst on our International Core and Growth strategies. His research responsibilities include the consumer staples and consumer discretionary sectors. Prior to August 2007, Mark was a Portfolio Manager at Putnam Investments for their Global Core Equity strategy where he gained extensive experience in combining quantitative and fundamental research techniques.

Additionally, in order to correct minor biographical inaccuracies, the following replaces the information on page 22 under “The Investment Adviser – Fund managers” with respect to each named portfolio manager.

Fund manager	Fund(s)	Positions during past five years
Stephanie K. Brandaleone, CFA	Small Cap Value Fund

Vice President, Stephanie is a portfolio manager and equity research analyst for our US Small and SMID Capitalization Value team. She also conducts research covering a broad range of industries and special situations.

Joseph M. Corrado, CFA	Small Cap Value Fund Small Cap Value Fund II

Senior Vice President, Joe is the lead portfolio manager for our US Small and SMID Capitalization Value team. He is also responsible for conducting research covering the consumer, energy, financial and industrial sectors.

B. Randall Watts, Jr., CFA	Small Cap Growth Fund Small/Mid Cap Growth Fund Small Cap Tax-Sensitive Equity Fund	Senior Vice President, Randy is the lead portfolio manager for our US Small and Micro Capitalization Growth Investment team. He also conducts research covering the technology and industrial sectors.
P. Hans Von Der Luft, MBA	Small Cap Growth Fund

Vice President, Hans is a portfolio manager and equity research analyst for our US Small and Micro Capitalization Growth Investment team. He is primarily responsible for conducting research covering the health care and automobile sectors. Prior to 2001, Hans was an equity analyst at McDonald Investments.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

FOR FUTURE REFERENCE

SUPPLEMENT dated April 22, 2008

To the STATEMENT OF ADDITIONAL INFORMATION of

The Boston Company Institutional Group of Equity Funds

The Boston Company Large Cap Core Fund

The Boston Company Small Cap Value Fund

The Boston Company Small Cap Value Fund II

The Boston Company Small Cap Growth Fund

The Boston Company Small/Mid Cap Growth Fund

The Boston Company Small Cap Tax-Sensitive Equity Fund

The Boston Company Emerging Markets Core Equity Fund

The Boston Company International Core Equity Fund

The Boston Company International Small Cap Fund

Dated February 1, 2008

Effective May 1, 2008, Sylvia Han will become a co-portfolio manager of The Boston Company Emerging Markets Core Equity Fund (“Emerging Markets Core Equity Fund”) and Mark A. Bogar will become a co-portfolio manager of The Boston Company International Small Cap Fund (the “International Small Cap Fund”). William S. Patzer will remain as a co-portfolio manager of each fund.

Therefore, the following supplements the information under “Additional Information About the Portfolio Managers” beginning on page 51 with respect to “Other Accounts the Portfolio Managers are Managing,” and beginning on page 55 with respect to “Share Ownership by Portfolio Managers.” This information is as of March 31, 2007.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

Portfolio Manager Name	Funds	Other Accounts Managed By the Portfolio Manager
Sylvia Han	Emerging Markets Core Equity Fund

Other Registered Investment Companies: 10 funds with total assets of $1.82 billion.

Other Pooled Investment Vehicles: 3 entities with total assets of approximately $702 million.

Other Accounts: 21 accounts with total assets of approximately $2.86billion.

Mark A. Bogar	International Small Cap Fund

Other Registered Investment Companies: 10 funds with total assets of $1.82 billion.

Other Pooled Investment Vehicles: 3 entities with total assets of approximately $702 million.

Other Accounts: 21 accounts with total assets of approximately $2.86 billion.

Portfolio Manager Name	Funds	Other Accounts Managed By the Portfolio Manager
William S. Patzer	Emerging Markets Core Equity Fund International Core Equity Fund International Small Cap Fund

Other Registered Investment Companies: 10 funds with total assets of $1.82 billion.

Other Pooled Investment Vehicles: 3 entities with total assets of approximately $702 million.

Other Accounts: 21 accounts with total assets of approximately $2.86 billion.

SHARE OWNERSHIP BY PORTFOLIO MANAGERS

Portfolio Manager Name	Fund	Ownership
Mark A. Bogar	International Small Cap Fund	A
Sylvia Han	Emerging Markets Core Equity Fund	A
William F. Patzer	Emerging Markets Core Equity Fund	A
	International Core Equity Fund	C
	International Small Cap Fund	C

In addition, the information regarding Messrs. LeVan, Browne, Carpenter and Evers under the second paragraph of “Additional Information About the Portfolio Managers” on page 53 is deleted and replaced with the following information, which information is as of March 31, 2007:

The Adviser receives a fee based upon the investment performance of five of the accounts included under “Other Accounts Managed by the Portfolio Manager” in the table above, including three “Other Accounts” co-managed by Ms. Hans and Messrs. Patzer and Bogar, one “Other Account” co-managed by Messrs. Fitzgibbons and McGrew and one “Other Account” co-managed by Messrs. Watts, Von der Luft and Wakefield, having total assets of approximately $667 million.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE